Summary of revenue from transfer of goods and services (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenue [abstract]
Active ingredients	$ 1,707	$ 1,952	$ 6,098	$ 5,929
Pharmaceutical	164		167
Total	$ 1,871	$ 1,952	$ 6,265	$ 5,929